Segment Information	3 Months Ended
Mar. 31, 2014
Segment Reporting [Abstract]
Segment Information

Note 15.	Segments
Sprint operates two reportable segments: Wireless and Wireline.

•
Wireless primarily includes retail, wholesale, and affiliate revenue from a wide array of wireless voice and data transmission services and equipment revenue from the sale of wireless devices and accessories in the U.S., Puerto Rico and the U.S. Virgin Islands.

•
Wireline primarily includes revenue from domestic and international wireline voice and data communication services, including services to the cable multiple systems operators that resell our local and long distance services and use our back office systems and network assets in support of their telephone services provided over cable facilities primarily to residential end-use subscribers.

We define segment earnings as wireless or wireline operating (loss) income before other segment expenses such as depreciation, amortization, severance, exit costs, goodwill impairments, asset impairments, and other items, if any, solely and directly attributable to the segment representing items of a non-recurring or unusual nature. Expense and income items excluded from segment earnings are managed at the corporate level. Transactions between segments are generally accounted for based on market rates, which we believe approximate fair value. The Company generally re-establishes these rates at the beginning of each calendar year. Over the past several years, there has been an industry-wide trend of lower rates due to increased competition from other wireline and wireless communications companies as well as cable and Internet service providers.
Segment financial information is as follows:

Predecessor
Statement of Operations Information	Wireless	Wireline	Corporate, Other and Eliminations	Consolidated
	(in millions)
191 Days Ended July 10, 2013
Net operating revenues	$17,125	$1,471	$6	$18,602
Inter-segment revenues(1)	—	430	(430)	—
Total segment operating expenses	(14,355)	(1,629)	425	(15,559)
Segment earnings	$2,770	$272	$1	3,043
Less:
Depreciation				(3,098)
Amortization				(147)
Other, net(2)				(683)
Operating loss				(885)
Interest expense				(1,135)
Equity in losses of unconsolidated investments, net			$(482)
Gain on previously-held equity interests			2,926	2,444
Other income, net				19
Income before income taxes				$443

Statement of Operations Information	Wireless	Wireline	Corporate, Other and Eliminations	Consolidated
	(in millions)
Three Months Ended March 31, 2013 (unaudited)
Net operating revenues	$8,089	$702	$2	$8,793
Inter-segment revenues(1)	—	191	(191)	—
Total segment operating expenses	(6,694)	(765)	190	(7,269)
Segment earnings	$1,395	$128	$1	1,524
Less:
Depreciation				(1,422)
Amortization				(70)
Other, net(2)				(3)
Operating income				29
Interest expense				(432)
Equity in losses of unconsolidated investments, net			$(202)	(202)
Loss before income taxes				$(605)

Predecessor
Statement of Operations Information	Wireless	Wireline	Corporate, Other and Eliminations	Consolidated
	(in millions)
2012
Net operating revenues	$32,355	$2,999	$12	$35,366
Inter-segment revenues(1)	—	882	(882)	—
Total segment operating expenses	(28,208)	(3,232)	877	(30,563)
Segment earnings	$4,147	$649	$7	4,803
Less:
Depreciation				(6,240)
Amortization				(303)
Business combination and hurricane-related charges(3)				(64)
Other, net(2)				(16)
Operating loss				(1,820)
Interest expense				(1,428)
Equity in losses of unconsolidated investments, net			$(1,114)	(1,114)
Other income, net				190
Loss before income taxes				$(4,172)

Statement of Operations Information	Wireless	Wireline	Corporate, Other and Eliminations	Consolidated
	(in millions)
2011
Net operating revenues	$30,301	$3,370	$8	$33,679
Inter-segment revenues(1)	—	956	(956)	—
Total segment operating expenses	(26,034)	(3,526)	953	(28,607)
Segment earnings	$4,267	$800	$5	5,072
Less:
Depreciation				(4,455)
Amortization				(403)
Other, net(2)				(106)
Operating income				108
Interest expense				(1,011)
Equity in losses of unconsolidated investments, net			$(1,730)	(1,730)
Other expense, net				(3)
Loss before income taxes				$(2,636)

Other Information	Wireless	Wireline	Corporate and Other	Consolidated
	(in millions)
Capital expenditures for the 191 days ended July 10, 2013	$2,840	$174	$126	$3,140
Capital expenditures for the three months ended March 31, 2013 (unaudited)	$1,270	$64	$47	$1,381

2012
Capital expenditures	$3,753	$240	$268	$4,261
Total assets	$38,297	$2,195	$11,078	$51,570

2011
Capital expenditures	$2,702	$168	$260	$3,130
Total assets	$37,606	$2,355	$9,422	$49,383

Successor
Statement of Operations Information	Wireless	Wireline	Corporate, Other and Eliminations	Consolidated
	(in millions)
Three Months Ended March 31, 2014
Net operating revenues	$8,254	$617	$4	$8,875
Inter-segment revenues(1)	—	153	(153)	—
Total segment operating expenses	(6,417)	(758)	144	(7,031)
Segment earnings	$1,837	$12	$(5)	1,844
Less:
Depreciation				(868)
Amortization				(429)
Other, net(2)				(127)
Operating income				420
Interest expense				(516)
Other income, net				1
Loss before income taxes				$(95)

Statement of Operations Information	Wireless	Wireline	Corporate, Other and Eliminations	Consolidated
	(in millions)
Three months Ended March 31, 2013 (unaudited)
Net operating revenues	$—	$—	$—	$—
Inter-segment revenues(1)	—	—	—	—
Total segment operating expenses	—	—	(14)	(14)
Segment earnings	$—	$—	$(14)	(14)
Other income, net				6
Loss before income taxes				$(8)

Statement of Operations Information	Wireless	Wireline	Corporate, Other and Eliminations	Consolidated
	(in millions)
2013
Net operating revenues	$15,642	$1,240	$9	$16,891
Inter-segment revenues(1)	—	396	(396)	—
Total segment operating expenses	(13,464)	(1,414)	353	(14,525)
Segment earnings	$2,178	$222	$(34)	2,366
Less:
Depreciation				(2,026)
Amortization				(908)
Other, net(2)				(402)
Operating loss				(970)
Interest expense				(918)
Other income, net				73
Loss before income taxes				$(1,815)

Successor
Statement of Operations Information	Wireless	Wireline	Corporate, Other and Eliminations	Consolidated
	(in millions)
2012
Net operating revenues	$—	$—	$—	$—
Inter-segment revenues(1)	—	—	—	—
Total segment operating expenses	—	—	(33)	(33)
Segment earnings	$—	$—	$(33)	(33)
Other income, net				10
Loss before income taxes				$(23)

Other Information	Wireless	Wireline	Corporate and Other	Consolidated
	(in millions)
As of and for the three months ended March 31, 2014
Capital expenditures	$1,343	$79	$66	$1,488
Total assets	$75,051	$1,499	$8,139	$84,689

As of March 31, 2013
Total assets	$—	$—	$3,122	$3,122

2013
Capital expenditures	$3,535	$153	$159	$3,847
Total assets	$75,128	$1,548	$9,419	$86,095

2012
Total assets	$—	$—	$3,115	$3,115
 _________________

(1)	Inter-segment revenues consist primarily of wireline services provided to the Wireless segment for resale to or use by wireless subscribers.

(2)
Other, net for the Successor three-month transition period ended March 31, 2014 consists of $127 million of severance, exit costs and asset impairments. Other, net for the Successor year ended December 31, 2013 consists of $309 million of severance and exit costs and $100 million of business combination fees paid to unrelated parties in connection with the transactions with SoftBank and Clearwire ($75 million included in our corporate segment and $25 million included in our wireless segment and classified as selling, general and administrative expenses), partially offset by $7 million of insurance reimbursement towards 2012 hurricane-related charges (included in our wireless segment and classified as a contra-expense in cost of services expense). Other, net for the Predecessor 191-day period ended July 10, 2013 and unaudited three-month period ended March 31, 2013 consists of $652 million and $25 million, respectively, of severance and exit costs, partially offset by $22 million of favorable developments in connection with an E911 regulatory tax-related contingency. Other, net for the Predecessor 191-day period ended July 10, 2013 also includes $53 million of business combination fees paid to unrelated parties in connection with the transactions with SoftBank and Clearwire (included in our corporate segment and classified as selling, general and administrative expenses). Other, net for the Predecessor year ended December 31, 2012 consists of $196 million of lease exit costs and $102 million of asset impairment charges, partially offset by net operating income of $236 million associated with the termination of the spectrum hosting arrangement with LightSquared, a gain of $29 million on spectrum swap transactions, and a benefit of $17 million resulting from favorable developments relating to access cost disputes associated with prior periods. Other, net for the Predecessor year ended December 31, 2011 consists of $106 million of severance, exit costs and asset impairments associated with the shut-down of the Nextel platform.

(3)
Includes $45 million of hurricane-related charges for the Predecessor year ended December 31, 2012, which are classified in our consolidated statements of comprehensive loss as follows: $21 million as contra-revenue in net operating revenues of Wireless, $20 million as cost of services and products ($17 million Wireless; $3 million Wireline), and $4 million as selling, general and administrative expenses in our Wireless segment. Also includes $19 million of business combination charges for fees paid to unrelated parties necessary for the proposed transactions with SoftBank and Clearwire, which is included in our corporate segment and classified as selling, general and administrative expenses.

Predecessor
Operating Revenues by Service and Products	Wireless	Wireline	Corporate, Other and Eliminations(1)	Consolidated
	(in millions)
191 Days Ended July 10, 2013
Wireless services	$15,139	$—	$—	$15,139
Wireless equipment	1,707	—	—	1,707
Voice	—	771	(236)	535
Data	—	188	(93)	95
Internet	—	913	(100)	813
Other	279	29	5	313
Total net operating revenues	$17,125	$1,901	$(424)	$18,602

	Wireless	Wireline	Corporate, Other and Eliminations(1)	Consolidated
	(in millions)
Three Months Ended March 31, 2013 (unaudited)
Wireless services	$7,143	$—	$—	$7,143
Wireless equipment	813	—	—	813
Voice	—	352	(99)	253
Data	—	94	(46)	48
Internet	—	434	(47)	387
Other	133	13	3	149
Total net operating revenues	$8,089	$893	$(189)	$8,793

	Wireless	Wireline	Corporate, Other and Eliminations(1)	Consolidated
	(in millions)
2012
Wireless services(2)	$28,624	$—	$—	$28,624
Wireless equipment	3,248	—	—	3,248
Voice	—	1,627	(515)	1,112
Data	—	398	(176)	222
Internet	—	1,781	(190)	1,591
Other	483	75	11	569
Total net operating revenues	$32,355	$3,881	$(870)	$35,366

	Wireless	Wireline	Corporate, Other and Eliminations(1)	Consolidated
	(in millions)
2011
Wireless services	$27,129	$—	$—	$27,129
Wireless equipment	2,911	—	—	2,911
Voice	—	1,915	(643)	1,272
Data	—	460	(163)	297
Internet	—	1,878	(151)	1,727
Other	261	73	9	343
Total net operating revenues	$30,301	$4,326	$(948)	$33,679

Successor
Operating Revenues by Service and Products	Wireless	Wireline	Corporate, Other and Eliminations(1)	Consolidated
	(in millions)
Three Months Ended March 31, 2014
Wireless services	$7,096	$—	$—	$7,096
Wireless equipment	999	—	—	999
Voice	—	352	(88)	264
Data	—	62	(26)	36
Internet	—	345	(37)	308
Other	159	11	2	172
Total net operating revenues	$8,254	$770	$(149)	$8,875

	Wireless	Wireline	Corporate, Other and Eliminations(1)	Consolidated
	(in millions)
2013
Wireless services	$13,579	$—	$—	$13,579
Wireless equipment	1,797	—	—	1,797
Voice	—	719	(240)	479
Data	—	138	(69)	69
Internet	—	747	(81)	666
Other	266	32	3	301
Total net operating revenues	$15,642	$1,636	$(387)	$16,891

_______________

(1)	Revenues eliminated in consolidation consist primarily of wireline services provided to the Wireless segment for resale to or use by wireless subscribers.

(2)
Wireless services related to the Wireless segment for the Predecessor year ended December 31, 2012 excludes $21 million of hurricane-related contra-revenue charges reflected in net operating revenues in our consolidated statement of comprehensive loss.